Voya Index Solution Income Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2019 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 11.2%
624,404	Invesco Senior Loan ETF	$14,105,286	3.0
570,558	Schwab U.S. TIPS ETF	32,384,872	6.9
63,807	Vanguard Real Estate ETF	5,950,003	1.3

	Total Exchange-Traded Funds
	(Cost $50,991,476)	52,440,161	11.2

MUTUAL FUNDS: 81.8%
	Affiliated Investment Companies: 81.8%
870,690	Voya Emerging Markets Index Portfolio - Class P2	9,647,248	2.1
3,412,655	Voya International Index Portfolio - Class P2	33,853,537	7.2
3,313,181	Voya Short Term Bond Fund - Class R6	32,701,099	7.0
19,003,418	Voya U.S. Bond Index Portfolio - Class P2	208,467,496	44.5
6,217,644	Voya U.S. Stock Index Portfolio - Class P2	98,425,312	21.0

	Total Mutual Funds
	(Cost $370,381,717)	383,094,692	81.8

	Total Long-Term Investments
	(Cost $421,373,193)	435,534,853	93.0

SHORT-TERM INVESTMENTS: 6.6%
	Mutual Funds: 6.6%
30,898,537	(1) BlackRock Liquidity Funds, FedFund, Institutional Class, 1.860%
	(Cost $30,898,537)	30,898,537	6.6

	Total Short-Term Investments
	(Cost $30,898,537)	30,898,537	6.6

	Total Investments in Securities (Cost $452,271,730)	$466,433,390	99.6
	Assets in Excess of Other Liabilities	1,828,487	0.4
	Net Assets	$468,261,877	100.0

(1)	Rate shown is the 7-day yield as of September 30, 2019.

Voya Index Solution Income Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2019 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2019 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2019
Asset Table
Investments, at fair value
Exchange-Traded Funds	$52,440,161	$–	$–	$52,440,161
Mutual Funds	383,094,692	–	–	383,094,692
Short-Term Investments	30,898,537	–	–	30,898,537
Total Investments, at fair value	$466,433,390	$–	$–	$466,433,390
Other Financial Instruments+
Futures	224,660	–	–	224,660
Total Assets	$466,658,050	$–	$–	$466,658,050
Liabilities Table
Other Financial Instruments+
Futures	$(399,050)	$–	$–	$(399,050)
Total Liabilities	$(399,050)	$–	$–	$(399,050)

+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended September 30, 2019, where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 12/31/18	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 9/30/19	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Emerging Markets Index Portfolio - Class P2	$13,284,845	$2,387,408	$(6,434,436)	$409,431	$9,647,248	$209,147	$354,486	$-
Voya International Index Portfolio - Class P2	31,040,572	5,341,739	(4,936,831)	2,408,057	33,853,537	965,998	652,935	-
Voya Russell Mid Cap Index Portfolio - Class P2	8,907,703	159,870	(10,253,051)	1,185,478	-	-	226,172	-
Voya Short Term Bond Fund - Class R6	-	33,178,531	(476,722)	(710)	32,701,099	97,735	(475)	-
Voya U.S. Bond Index Portfolio - Class P2	195,093,126	39,018,979	(39,328,427)	13,683,818	208,467,496	3,988,407	(952,233)	-
Voya U.S. Stock Index Portfolio - Class P2	83,621,893	29,326,191	(23,233,617)	8,710,845	98,425,312	263,592	2,796,097	5,309,506
	$331,948,139	$109,412,718	$(84,663,084)	$26,396,919	$383,094,692	$5,524,879	$3,076,982	$5,309,506

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

At September 30, 2019, the following futures contracts were outstanding for Voya Index Solution Income Portfolio:

Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts:
E-mini Russell 2000® Index	61	12/20/19	$4,651,250	$(137,074)
S&P 500® E-Mini	96	12/20/19	14,296,800	(140,822)
U.S. Treasury 2-Year Note	152	12/31/19	32,756,000	(86,716)
U.S. Treasury Ultra Long Bond	25	12/19/19	4,797,656	120,249
			$56,501,706	$(244,363)
Short Contracts:
Mini MSCI EAFE Index	(154)	12/20/19	(14,617,680)	15,474
Mini MSCI Emerging Markets Index	(96)	12/20/19	(4,809,120)	88,937
U.S. Treasury 10-Year Note	(36)	12/19/19	(4,691,250)	(34,438)
			$(24,118,050)	$69,973

At September 30, 2019, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:

Cost for federal income tax purposes was $459,993,458.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$15,125,617
Gross Unrealized Depreciation	(8,860,075)
Net Unrealized Appreciation	$6,265,542